Balance Sheet - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 1,026,938	$ 1,080,629
Prepaid expenses	319,334	379,166
Total Current Assets	1,346,272	1,459,795
Cash and marketable securities held in trust account	250,109,441	250,052,906
Total Assets	251,455,713	251,512,701
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities - accrued expenses	2,997,706	173,873
Warrant liability	15,526,667	15,090,000
Forward purchase agreement liability	1,750,000	2,050,000
Deferred underwriting fee payable	8,750,000	8,750,000
Total Liabilities	29,024,373	26,063,873
Commitments
Class A ordinary shares subject to possible redemption, 21,733,619 and 22,040,218 shares, respectively, at redemption value	217,431,332	220,448,820
Shareholders' Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	12,460,438	9,442,981
Accumulated deficit	(7,461,382)	(4,443,894)
Total Shareholders' Equity	5,000,008	5,000,008
Total Liabilities and Shareholders' Equity	251,455,713	251,512,701
Class A ordinary shares
Shareholders' Equity
Ordinary shares value	327	296
Total Shareholders' Equity	327	296
Class B ordinary shares
Shareholders' Equity
Ordinary shares value	625	625
Total Shareholders' Equity	$ 625	$ 625